ACQUISITIONS (Schedule of Amount of Net Sales and Net Income from Acquisition Date) (Details) - SolarOne [Member] $ in Millions	11 Months Ended
Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Net revenues	$ 1,280.2
Net income	29.8
Total comprehensive loss	$ 3.9